UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
                            New York, NY 10018
(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
                    New York, NY 10018
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 461-6020
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1.  Reports to Shareholders.

Williams Capital
Government Money Market Fund

A series of the Williams Capital Management Trust

April 30, 2011

Semi-Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

A description of the policies and procedures that the Williams Capital Government Money Market Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc. Separately managed accounts and related investment advisory services are provided by Williams Capital Management, LLC, a federally registered investment adviser. ALPS Distributors, Inc. is not affiliated with Williams Capital Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Williams Capital Government Money
Market Fund
President’s Letter

Dear Fellow Shareholder:

The Williams Capital Government Money Market Fund’s Semi Annual Report for the Fund’s six month period, November 1, 2010, through April 30, 2011, is contained in the following pages.

In the beginning of the semi-annual fiscal year, the Federal Reserve announced a new quantitative easing programi citing their intention of purchasing an additional $600 billion of longer-term US Treasury securities over the next six months. In December 2010, they reaffirmed their intent to continue this purchase of $600 billion through June, 2011. Rates during the period were left unchanged, and economic data was mixed. In our view, the US economy is changing for the better, but it is not without short term and long term challenges. The economy will be burdened with a strained housing market and uncertain pace of job creation. Additionally, persistent rising commodities prices may negatively affect consumer spending.

In April, the minutes of the latest FOMCii meeting noted the gradual improvement of overall conditions in the labor market. In normal economic times, a third straight month of growth would be the precursor for Fed tightening. These are not ‘normal’ times, and whether we cite a ‘new’ normal or not, it catalyst precursor for Fed tightening. We believe the Fed will remain overly cautious on removing accommodative measures. This may eventually lead to dissension within the Fed. In our opinion, the results will be rates unchanged for the rest of the fiscal year.

As always, we appreciate the opportunity to serve you. Thank you for your investment.

Sincerely,

Dail St. Claire
President

[i]	A monetary policy used by a country’s central bank to increase the supply of money in the banking system.

ii	Federal Open Market Committee (a component of the Federal Reserve System) is charged under United States law with overseeing the nation’s open market operations. The FOMC meets eight times a year to discuss current and near-term economic and financial conditions. After each meeting, it decides whether to raise, lower or keep short-term interest rates the same.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This must be accompanied or preceded by a prospectus.

Dail St. Claire is a registered representative of ALPS Distributors, Inc.

Williams Capital Government Money Market Fund
Sector/Industry Allocation
April 30, 2011 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of April 30, 2011. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Repurchase Agreements	26.4%
Federal Home Loan Mortgage Corp.	19.9%
Federal National Mortgage Association	19.7%
Federal Home Loan Bank	19.4%
Municipal Securities	11.2%
Federal Farm Credit Bank	3.4%

Total	100.0%

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
April 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Government Money Market Fund
Disclosure of Fund Expenses
April 30, 2011 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/10	4/30/11	11/1/10 - 4/30/11	11/1/10 - 4/30/11

Actual	$1,000.00	$1,000.16	$0.86	0.17%
Hypothetical	$1,000.00	$1,023.94	$0.87	0.17%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Government Money
Market Fund
Portfolio of Investments*
April 30, 2011 (Unaudited)

Principal
Amount		Value

MUNICIPAL SECURITIES# (11.2%):
$18,500,000	California Housing Finance Agency, Series J, 0.25%, 2/01/33†	$18,500,000
18,385,000	California Housing Finance Agency, Series U, 0.25%, 8/01/32†	18,385,000
7,630,000	Colorado Housing & Finance Authority, Series AA, 0.26%, 10/01/30†	7,630,000
9,500,000	Idaho Housing & Finance Association, Series C, Class 1, 0.28%, 7/01/38†	9,500,000
20,000,000	Michigan State Housing Development Authority, Series B, 0.29%, 6/01/38†	20,000,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.27%, 6/01/30†	19,250,000
9,300,000	Utah Housing Corp., Series A-1, Class I, 0.28%, 1/01/34†	9,300,000
10,715,000	Utah Housing Corp., Series G-2, Class I, 0.28%, 1/01/34†	10,715,000

TOTAL MUNICIPAL SECURITIES (Cost $113,280,000)		113,280,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (62.4%):
	Federal Farm Credit Bank (2.9%):
9,545,000	0.383%, 5/05/11†	9,545,203
20,000,000	0.31%, 7/28/11†	19,999,266

		29,544,469

	Federal Farm Credit Bank, Discount Note (0.5%):
5,000,000	0.16%, 8/30/11††	4,997,311

	Federal Home Loan Bank (13.6%):
5,500,000	0.183%, 5/02/11†	5,499,997
10,000,000	0.80%, 5/06/11	10,000,905
10,200,000	0.163%, 5/25/11†	10,200,221
5,200,000	0.131%, 7/11/11†	5,199,279
14,300,000	0.149%, 8/01/11†	14,297,984
15,000,000	0.133%, 8/26/11†	14,997,573
25,000,000	0.27%, 9/30/11†	25,000,000
20,000,000	0.29%, 12/16/11†	20,000,000
15,000,000	0.40%, 4/03/12	15,000,000
10,000,000	0.40%, 4/25/12	10,000,000
7,000,000	0.41%, 4/27/12	7,000,000

		137,195,959

	Federal Home Loan Bank, Discount Notes (5.8%):
6,900,000	0.19%, 5/04/11††	6,899,891
13,187,000	0.20%, 5/06/11††	13,186,634
10,000,000	0.22%, 5/11/11††	9,999,389
8,000,000	0.15%, 8/12/11††	7,996,566

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments*
April 30, 2011 (Continued) (Unaudited)

Principal
Amount		Value

$10,000,000	0.165%, 8/17/11††	$9,995,050
9,747,000	0.17%, 8/19/11††	9,741,937

		57,819,467

	Federal Home Loan Mortgage Corp. (4.8%):
20,480,000	0.221%, 5/04/11†	20,479,998
22,500,000	0.241%, 8/05/11†	22,499,898
5,500,000	0.211%, 5/11/12†	5,502,642

		48,482,538

	Federal Home Loan Mortgage Corp., Discount Notes (15.1%):
10,000,000	0.13%, 5/16/11††	9,999,458
10,000,000	0.195%, 5/17/11††	9,999,133
10,000,000	0.19%, 6/21/11††	9,997,154
12,000,000	0.21%, 6/21/11††	11,996,584
10,000,000	0.17%, 8/08/11††	9,995,325
15,000,000	0.17%, 8/10/11††	14,992,846
20,000,000	0.17%, 8/15/11††	19,989,989
15,000,000	0.10%, 8/30/11††	14,992,690
15,000,000	0.19%, 8/30/11††	14,992,690
10,000,000	0.16%, 9/06/11††	9,994,311
15,000,000	0.11%, 9/29/11††	14,993,079
10,000,000	0.11%, 9/29/11††	9,995,386

		151,938,645

	Federal National Mortgage Association (6.5%):
5,850,000	3.64%, 7/14/11	5,889,683
15,000,000	0.113%, 7/27/11†	14,998,379
34,100,000	0.141%, 8/11/11†	34,095,328
10,070,000	0.875%, 1/12/12	10,114,845

		65,098,235

	Federal National Mortgage Association, Discount Notes (13.2%):
15,000,000	0.20%, 5/02/11††	14,999,917
10,000,000	0.20%, 6/03/11††	9,998,217
12,000,000	0.19%, 6/03/11††	11,997,860
5,000,000	0.059%, 6/20/11††	4,999,176
15,000,000	0.07%, 6/20/11††	14,997,529
10,000,000	0.17%, 6/20/11††	9,998,352
10,000,000	0.17%, 6/20/11††	9,998,352
12,813,000	0.225%, 6/29/11††	12,808,275
8,000,000	0.17%, 8/24/11††	7,995,656
15,000,000	0.16%, 9/01/11††	14,991,800

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments*
April 30, 2011 (Continued) (Unaudited)

Principal
Amount			Value

$10,000,000	0.21%, 9/06/11††		$9,992,533
10,000,000	0.175%, 9/21/11††		9,993,049

			132,770,716

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $627,847,340)			627,847,340

REPURCHASE AGREEMENTS (26.4%):
90,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.03%, dated 4/29/11, due 5/02/11 in the amount of $90,000,225, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 0.75%, 5/31/12) with a value including accrued interest of $91,800,062		90,000,000
40,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.02%, dated 4/29/11, due 5/02/11 in the amount of $40,000,067, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 2.875%, 1/31/13) with a value including accrued interest of $40,804,127		40,000,000
135,257,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.02%, dated 4/29/11, due 5/02/11 in the amount of $135,257,225, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 1.125%, 6/30/11) with a value including accrued interest of $137,962,154		135,257,000

TOTAL REPURCHASE AGREEMENTS (Cost $265,257,000)			265,257,000

OTHER SHORT-TERM INVESTMENT (0.0%):
394	The Bank of New York Mellon Cash Sweep		394

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $394)			394

TOTAL INVESTMENTS (Cost $1,006,384,734)(a)		100.0%	1,006,384,734
Liabilities in excess of other assets		0.0%	(6,916)

NET ASSETS		100.0%	$1,006,377,818

Percentages indicated are based on net assets of $1,006,377,818.

#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Portfolio of Investments*
April 30, 2011 (Continued) (Unaudited)

National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.
*	Subject to change.
†	Variable rate security. The rate presented is the rate in effect at April 30, 2011.
††	The rate presented is the effective yield at purchase.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2011 in the valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Securities	$—	$113,280,000	$—
U.S. Government Agency Obligations	—	627,847,340	—
Repurchase Agreements	—	265,257,000	—
Other Short-Term Investment	394	—	—

Total	$394	$1,006,384,340	$—

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Assets and Liabilities
April 30, 2011 (Unaudited)

ASSETS:
Investments, at amortized cost	$741,127,734
Repurchase agreements, at amortized cost	265,257,000
Interest receivable	281,581
Prepaid expenses and other assets	2,886

Total Assets	1,006,669,201

LIABILITIES:
Dividends payable	2,748
Accrued expenses and other payables:
Investment advisory fees	85,946
Legal fees	63,293
Fund accounting and administration fees	40,662
Custody fees	26,859
Transfer agency fees	17,839
Audit fee	16,103
Trustees’ fees and expenses	8,852
Other fees	29,081

Total Liabilities	291,383

NET ASSETS	$1,006,377,818

NET ASSETS consist of:
Paid-in Capital	1,006,397,499
Accumulated undistributed net investment income	46
Accumulated net realized losses on investment transactions	(19,727)

Net Assets	$1,006,377,818

Net asset value, offering price and redemption price per share
($1,006,377,818/1,006,397,499 shares outstanding; unlimited shares
authorized no par value)	$1.00

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Operations
For the Six Months Ended April 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$1,152,052

EXPENSES:
Investment advisory fees	670,190
Fund accounting and administration fees	87,664
Custody fees	74,013
Legal fees	60,042
Trustees’ fees and expenses	17,852
Transfer agency fees	17,663
Insurance	15,905
Audit fee	15,132
Registration fees	2,106
Other fees	46,197

Total Expenses Before Fee Reductions	1,006,764
Expenses voluntarily waived by Investment Adviser	(41,183)

Net Expenses	965,581

NET INVESTMENT INCOME	186,471

NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,265

See Notes to Financial Statements.

Williams Capital Government Money
Market Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2011	2010
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$186,471	$399,985
Net realized gain (loss) on investments	794	(148)

Net increase in net assets resulting from operations	187,265	399,837

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(186,425)	(400,551)

Change in net assets from dividends to shareholders	(186,425)	(400,551)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	1,244,133,232	909,733,942
Net proceeds from dividends reinvested	101,374	218,407
Cost of shares reacquired	(1,364,765,902)	(996,765,496)

Net decrease in net assets from Fund share transactions	(120,531,296)	(86,813,147)

Net decrease in net assets	(120,530,456)	(86,813,861)

NET ASSETS:
Beginning of period	1,126,908,274	1,213,722,135

End of period	$1,006,377,818	$1,126,908,274

Accumulated undistributed net investment income	$46	$—

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		October 31,		October 31,		October 31,		October 31,		October 31,
	2011		2010		2009		2008		2007		2006
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.000	(a)	0.000	(a)	0.004		0.029		0.052		0.047
Net realized gain (loss) on investments	(0.000)	(a)	(0.000)	(a)	(0.002)		0.000	(a)	0.000	(a)	—

Total from Investment Activities	0.000	(a)	0.000	(a)	0.002		0.029		0.052		0.047

CAPITAL CONTRIBUTION	—		—		0.002		—		—		—

DISTRIBUTIONS:
From net investment income	(0.000)	(a)	(0.000)	(a)	(0.004)		(0.029)		(0.052)		(0.047)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	0.02%	(d)	0.04%		0.36%	(b)	2.97%		5.32%		4.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,006,378		$1,126,908		$1,213,722		$673,126		$796,166		$881,572
Ratio of net expenses to average net assets	0.17%	(c)	0.17%		0.19%		0.20%		0.19%		0.20%
Ratio of net investment income to average net assets	0.03%	(c)	0.04%		0.29%		2.99%		5.20%		4.71%
Ratio of total expenses to average net assets	0.18%	(c)*	0.18%	*	0.21%	*	0.20%		0.19%	*	0.22%	*

*	During the period, certain fees were contractually/voluntarily waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Amount represents less than $0.001 per share.
(b)	Includes the effect of a capital contribution (See Note 5).
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Unaudited)

1.	Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Government Money Market Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. It is the Fund’s policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, security valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2.	Significant Accounting Policies
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act (“Act”), at amortized cost, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The summary of inputs used as of April 30, 2011 is disclosed in the Portfolio of Investments.

Repurchase Agreements:
In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is market to market on a daily basis to ensure the adequacy of the collateral. If there is a default by the seller or custodian or designated subcustodians under triparty repurchase agreements, and/or the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost of investments represents amortized cost.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

3.	Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the six months ended April 30, 2011, the Adviser did not waive fees and/or reimburse expenses as a result of this contractual agreement.

The Adviser has voluntarily agreed to limit the investment advisory fees of the Fund such that the 1-day yield (without gain or loss) does not fall below a specified daily yield. The waiver/reimbursement is voluntary and may be modified or terminated by the Adviser at any time without notice. For the six months ended April 30, 2011, the Adviser waived fees of $41,183 as a result of this voluntary agreement.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York Mellon serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

ALPS Distributors, Inc. serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4.	Annual Consideration for the Continuation of the Investment Advisory Agreement
The Board of Trustees of the Trust, at a meeting held on December 16, 2010, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from Crane Data. This data provided performance, advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser
The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance
The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the Crane Data data, the Trustees noted that for most of 2010 the performance of the Fund ranked in the first and second quartiles in the Crane Data universe.

Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser
The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund. The Board noted that the Fund’s investment advisory fee was lower than the average for comparable funds with assets in the $1 billion to $2 billion range based upon the information provided from Crane Data. The Board also noted that the operating expense ratio was below the average for comparable funds with a comparable asset level. Additionally, the Board noticed that the investment advisory fee charged to the Fund compared favorably with the fees charged to the Adviser’s separately managed institutional accounts with similar investment mandates. The Board concluded that the cost to the Fund of services provided by the Adviser was reasonable.

Williams Capital Government Money Market Fund
Notes to Financial Statements
April 30, 2011 (Continued) (Unaudited)

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that currently the Fund is not profitable to the Adviser and that the Adviser has yet to profit from operating the Fund. The Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating expenses until March 1, 2012.

Economies of Scale
The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation currently in effect, and the extent to which economies of scale would be realized as the asset level grows. The Board determined that the Fund appropriately participated in economies of scale and that no change in the fee rate was currently necessary.

5.	Capital Contribution
On April 2, 2009, the Adviser made a capital contribution to the Fund in the amount of $1,269,231. This contribution was made to reimburse the Fund for previous realized losses experienced by the Fund. The Adviser did not receive any shares of the Fund or other consideration in exchange for making this cash contribution.

Williams Capital Government Money Market Fund
Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Government Money Market Fund
Trustees and Officers
April 30, 2011 (Unaudited)

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Date of Birth	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Desmond G. FitzGerald 25 Carrington Drive Greenwich, CT 06831 DOB: 1/30/44	Trustee and Chairman of the Board of Trustees	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Director, Rea Technologies, Inc.; Principal, Holyoke Partners LLC; and Director, Holland Series Fund, Inc.

Brian J. Heidtke 585 Sparrowbush Road Wyckoff, NJ 07481 DOB: 8/27/40	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

John E. Hull Andrew W. Mellon Foundation 140 East 62nd Street New York, NY 10021 DOB: 9/16/47	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEE:

Christopher J. Williams Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 12/24/57	Trustee and Treasurer of the Trust	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

OFFICERS

Dail St. Claire Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/23/60	President and Secretary of the Trust	Term: Indefinite Elected: March 2004	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

Shayna J. Malnak Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, NY 10018 DOB: 9/29/62	Chief Compliance Officer of the Trust	Term: Indefinite Elected: March 2004	Senior Credit Analyst of Williams Capital Management, LLC (2002 to present); Principal at The Williams Capital Group, L.P. (1999 to 2002); Vice President and Senior Analyst at Cambridge Global Fund (1998 to 1999); Analyst For BBV Securities (1996 to 1999); Vice President for Unifund SA (1993 to 1996); Equity Analyst for Standard & Poor’s Corporation (1989 to 1993).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
5 Times Square
New York, NY 10036

6/11

Item 2.	Code of Ethics.
Not required, as this is not an annual filing.

Item 3.	Audit Committee Financial Expert.
Not required, as this is not an annual filing.

Item 4.	Principal Accountant Fees and Services.
Not required, as this is not an annual filing.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
Schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Code of Ethics — Not required, as this is not an annual filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto as Exhibit EX-99.CERT.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto as Exhibit EX-99.906.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Williams Capital Management Trust

By (Signature and Title):	/s/ Dail St. Claire
Dail St. Claire, President
Date: June 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer
Date: June 30, 2011

By (Signature and Title):	/s/ Dail St. Claire
Dail St. Claire, President
Date: June 30, 2011